SEGMENT REPORTING - Total assets (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Assets [Abstract]
Total Assets	$ 27,499,611	¥ 194,414,804	¥ 156,981,554
Automation product and software [Member]
Assets [Abstract]
Total Assets	11,562,437	81,743,307	71,337,589
Equipment and accessories [Member]
Assets [Abstract]
Total Assets	8,710,183	61,578,632	50,800,483
Oilfield environmental protection [Member]
Assets [Abstract]
Total Assets	$ 7,226,991	¥ 51,092,865	¥ 34,843,482